Commitments, contingencies and guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, contingencies and guarantees/Legal contingencies [Abstract]
Contractual obligations

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense [1]	831,194	39,801	39,726	39,726	39,726	639,726	32,489
Operating Lease Obligations	98,827	32,195	22,267	17,192	13,465	5,265	8,443
Purchase Obligations	1,643,955	1,557,021	84,012	2,876	32	14	-
Unrecognized Tax Benefits, including interest expense	59,967	2,964	4,209	-	-	16,957	35,837

Total Contractual Obligations	2,633,943	1,631,981	150,214	59,794	53,223	661,962	76,769

1	See Note 14 for the amounts excluding interest expenses.

Purchase options

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	8,999	-	13,983	-	-